Contingent Liabilities, Commitments, Claims and Liens (Tables)	12 Months Ended
Dec. 31, 2018
Contingent Liabilities Commitments And Liens
Schedule of future minimum lease fees payable
USD in thousands

For the year ended on December 31, 2019	$753
For the year ended on December 31, 2020	588
For the year ended on December 31, 2021 and onwards until 2028	3,261

$4,602